Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions
Disclosure of information about key management personnel [text block]

	December 31,	December 31,	December 31,
	2021	2020	2019
Salaries and bonuses	$2,416,964	$1,973,250	$1,619,150
Share-based compensation	310,806	192,160	105,896
Performance share units	97,853	—	—
Total	$2,825,623	$2,165,410	$1,725,046